Cash and Cash Equivalents (Schedule of Cash and Cash Equivalents) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Bank balances	₪ 56	₪ 50
Call deposits	950	1,152
Cash and cash equivalents	₪ 1,006	₪ 1,202	₪ 527	₪ 1,240